Dropdown Predecessor	12 Months Ended
Dec. 31, 2012
Dropdown Predecessor
2.	Dropdown Predecessor

The Partnership has accounted for the acquisition of interests in vessels from Teekay Corporation as a transfer of a business between entities under common control. The method of accounting for such transfers is similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The excess of the proceeds paid, if any, by the Partnership over Teekay Corporation’s historical cost is accounted for as an equity distribution to Teekay Corporation. In addition, transfers of net assets between entities under common control are accounted for as if the transfer occurred from the date that the Partnership and the acquired vessels were both under the common control of Teekay Corporation and had begun operations. As a result, the Partnership’s financial statements prior to the date the interests in these vessels were actually acquired by the Partnership are retroactively adjusted to include the results of these vessels (the Falcon Spirit, the Cidade de Rio das Ostras (or Rio das Ostras), the Amundsen Spirit and the Scott Spirit, collectively referred to herein as the Dropdown Predecessor) during the periods they were under common control of Teekay Corporation.

On April 1, 2010, the Partnership acquired from Teekay Corporation an FSO unit, the Falcon Spirit, together with its time-charter-out contract. To account for the common control transfer of the Falcon Spirit, the Partnership’s net income and comprehensive income on the Partnership’s financial statements were increased by $0.9 million for the year ended December 31, 2010.

On October 1, 2010, the Partnership acquired from Teekay Corporation an FPSO unit, the Rio das Ostras. The Partnership’s financial statements to account for the common control transfer of the Rio das Ostras FPSO unit decreased the Partnership’s net income and comprehensive income by ($8.3) million and ($9.1) million, respectively, for the year ended December 31, 2010.

On October 1, 2010, the Partnership acquired from Teekay Corporation a shuttle tanker unit, the Amundsen Spirit. The Partnership’s financial statements to account for the common control transfer of the Amundsen Spirit shuttle tanker decreased the Partnership’s net income and comprehensive income by ($9.3) million, for the year ended December 31, 2010.

On October 1, 2011, the Partnership acquired from Teekay Corporation a shuttle tanker unit, the Scott Spirit. The Partnership’s financial statements to account for the common control transfer of the Scott Spirit shuttle tanker increased the Partnership’s net loss and comprehensive loss by $15.1 million, for the year ended December 31, 2011.

Teekay Corporation uses a centralized treasury system. As a result, cash and cash equivalents attributable to the operations of the Dropdown Predecessor were in certain cases co-mingled with cash and cash equivalents from other operations of Teekay Corporation. This cash and cash equivalents are not reflected in the balance sheet of the Dropdown Predecessor. However, any cash transactions from these bank accounts that were made on behalf of companies in the Dropdown Predecessor, which were acquired by the Partnership, are reflected as increases or decreases of advances from affiliates. Any other cash transactions from these bank accounts that were directly related to the operations of the Dropdown Predecessor are reflected as increases or decreases in owner’s equity in the Partnership’s financial statements.

For periods prior to the Partnership’s acquisition of the Rio das Ostras, the vessel was used as collateral for certain credit facilities (Rio das Ostras Credit Facility). The Rio das Ostras’ pro-rata share of the Rio das Ostras Credit Facility has been allocated to the Dropdown Predecessor. The pro-rata share was determined using the relative fair value of the Rio das Ostras business compared to the fair value of all net assets used as collateral for this facility. The Rio das Ostras Credit Facility was used to partially finance the purchase of this unit. Interest has been allocated to the Dropdown Predecessor based on the Rio das Ostras respective share of this facility. In addition, Teekay Corporation used certain of its corporate facilities to finance the remaining portion of the acquisition of the Rio das Ostras. Interest has been allocated to the Dropdown Predecessor based on the amount drawn on this facility at the time of the acquisition and Teekay Corporation’s weighted average borrowing cost. In addition, Teekay Corporation had entered into certain interest rate swaps. The Rio das Ostras’ pro-rata share of these interest rate swaps has been allocated to the Dropdown Predecessor. The pro-rata share was determined using the relative collateral fair values of the Rio das Ostras Credit Facilities.

General and administrative expenses (consisting primarily of salaries, defined benefit pension plan benefits, and other employee related costs, office rent, legal and professional fees, and travel and entertainment) were allocated to the Dropdown Predecessor based on estimated use of resources. In addition, Teekay Corporation entered into certain foreign exchange forward contracts to minimize the impact from changes in the foreign exchange rate between the Norwegian Kroner and the US Dollar on its operating expenditures. A portion of these foreign exchange forward contracts have been accounted for as hedges and were allocated to the Dropdown Predecessor based on the relative amount of Norwegian Kroner expenditures from the Rio das Ostras compared to Teekay Corporation’s other operations for which the contracts were entered into.

The consolidated financial statements reflect the consolidated financial position, results of operations and cash flows of the Partnership and its subsidiaries, including, as applicable, the Dropdown Predecessor. In the preparation of these consolidated financial statements, general and administrative expenses, interest expense and realized and unrealized gains (losses) on non-designated derivative instruments were not identifiable as relating solely to each specific vessel. Amounts have been allocated to the Dropdown Predecessor for general and administrative expenses, interest expense and realized and unrealized gains (losses) on non-designated derivative instruments for the years ended December 31, 2011 and 2010, respectively (see notes 12b, c, d, and i). Management believes these allocations reasonably present the general and administrative expenses, interest expense, and realized and unrealized gains (losses) on non-designated derivative instruments of the Dropdown Predecessor. Estimates have been made when allocating expenses from Teekay Corporation to the Dropdown Predecessor and such estimates may not be reflective of actual results.